UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 12/31/2004

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: One Ward Parkway, Suite 145
         Kansas City, MO 64112

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  816-753-6050
Signature, Place, and Date of Signing:

J. Owen McPherson        Kansas City, Missouri    1/28/2005


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: 30,521


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        				VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS  	CUSIP     (X$1000) PRN AMT PRN 	DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            		COM             022095103     	425    	6950  	SH  	SOLE      N/A        6950
AMERICAN INTERNATIONAL GRP    	COM             026874107     	615    	9367  	SH  	SOLE      N/A        9367
AMGEN INC                     		COM             031162100    	1184   	18450  	SH  	SOLE      N/A       18450
AUTOMATIC DATA PROCESSING     	COM             053015103     	514   	11600  	SH  	SOLE      N/A       11600
AVNET                         		COM             053807103     	502   	27500  	SH  	SOLE      N/A       27500
BANK OF AMERICA CORP          	COM             06605F102    	2445   	52025  	SH  	SOLE      N/A       52025
BEST BUY CORP                 		COM             086516101     	523  	8800  	SH  	SOLE      N/A        8800
BLACK & DECKER                		COM             091797100     	252    	2850  	SH  	SOLE      N/A        2850
BP PLC/SPONSORED ADR          	COM             055622104     	698   	11944  	SH  	SOLE      N/A       11944
BRISTOL MYERS SQUIBB          	COM             110122108     	595   	23212 	SH  	SOLE      N/A       23212
BURLINGTON RESOURCES          	COM             122014103     	418    	9600  	SH  	SOLE      N/A        9600
CATERPILLAR INC DEL           		COM             149123101     	585    	6000  	SH  	SOLE      N/A        6000
CHEVRONTEXACO CORPORATION     	COM             166764100     	966   	18406  	SH  	SOLE      N/A       18406
CITIGROUP                     		COM             172967101     	488   	10121  	SH  	SOLE      N/A       10121
COCA-COLA CO.                 		COM             191216101    	1271   	30514  	SH  	SOLE      N/A       30514
COLGATE POLMOLIVE             	COM             194162103     	747   	14600  	SH  	SOLE      N/A       14600
COMMERCE BANCSHARES           	COM             200525103     	229    	4552  	SH  	SOLE      N/A        4552
CONOCO PHILLIPS               		COM             20825C104     	287    	3300  	SH  	SOLE      N/A        3300
DENTSPLY                      		COM             249030107     	343    	6100  	SH  	SOLE      N/A        6100
EXXON MOBIL CORP              		COM             30231G102     	326    	6361  	SH  	SOLE      N/A        6361
FIRST DATA		      	COM	     319963104     	396    	9300  	SH  	SOLE      N/A        9300
GENERAL DYNAMICS              		COM             369604103     	267    	2555  	SH  	SOLE      N/A        2555
GENERAL ELECTRIC CO.          	COM             369604103    	2282   	62533  	SH  	SOLE      N/A       62533
GILEAD SCIENCES               		COM             375558103    	1400   	40000  	SH  	SOLE      N/A       40000
GRANT PRIDECO                 		COM             38821G101     	429   	21400  	SH  	SOLE      N/A       21400
HCA THE HEATHCARE CO.         	COM             404119109     	681   	17035  	SH  	SOLE      N/A       17035
INT'L BUSINESS MACHINES       	COM             459200101    	1388   	14082  	SH  	SOLE      N/A       14082
JANUS CAPITAL GROUP, INC.     	COM             47102X105     	1005   	59802  	SH  	SOLE      N/A       59802
JOHNSON & JOHNSON             	COM             478160104     	672  	10600  	SH  	SOLE      N/A       10600
KANSAS CITY SOUTHN INDS INC   	COM             485170104     	545   	30746  	SH  	SOLE      N/A       30746
L-3 COMMUNICATIONS HLDGS      	COM             502424104     	685    	9350  	SH  	SOLE      N/A        9350
LOWE'S COMPANIES              		COM             548661107     	259    	4500  	SH  	SOLE      N/A        4500
MCKESSON FING TR 5%CV         	  PFD             58155P501     	779   	15500  	SH  	SOLE      N/A       15500
NABORS INDUSTRIES LTD         	COM             G6359F103     	549   	10700  	SH  	SOLE      N/A       10700
ONEOK INC.                    		COM             682680103     	327   	11500  	SH  	SOLE      N/A       11500
PEPSICO INC                   		COM             713448108     	280    	5360  	SH  	SOLE      N/A        5360
PROCTOR & GAMBLE              		COM             742718109     	577   	10480  	SH  	SOLE      N/A       10480
SCHLUMBERGER, LTD             		COM             806857108     	542    	8100  	SH  	SOLE      N/A        8100
SEALED AIR                    		COM             81211K100     	373    	6993  	SH  	SOLE      N/A        6993
TEVA PHARM INDUSTRIES ADR     	COM             881624209     	899   	30100  	SH  	SOLE      N/A       30100
UNOCAL CORP                   		COM             915289102     	366    	8465  	SH  	SOLE      N/A        8465
WAL-MART                      		COM             961142103     	245    	4640  	SH  	SOLE      N/A        4640
WEATHERFORD INT'L INC         	COM             947074100    	2162   	42150  	SH  	SOLE      N/A       42150